Summary of significant accounting policies - Foreign currency translation, property and equipment, intangible assets and Special contribution for defense of the Republic of Cyprus (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Average useful economic life of intangible assets	4 years	4 years
Computer hardware | Minimum.
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property and equipment	2 years
Computer hardware | Maximum.
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property and equipment	5 years
Furniture, fixtures and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property and equipment	5 years